CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $) In Thousands	Total	Preferred Stock Series A	Preferred Stock Series B	Preferred Stock Series C	Common Stock	Retained Earnings	Treasury Stock	Unearned Compensation Restricted Stock Awards	Accumulated Other Comprehensive Income
Beginning Balance at Dec. 31, 2010	$ 21,966	$ 3,850	$ 220		$ 9,381	$ 8,255			$ 260
Net income	910					910
Other comprehensive income, net of tax effect	457								457
Preferred stock dividends	(252)					(252)
Preferred stock amortization (accretion)		150	(20)	5		(135)
Stock based compensation	29							29
Forfeiture - restricted stock award							(7)	7
Restricted stock awards					235			(235)
Preferred stock redeemed	(4,200)	(4,000)	(200)
Preferred stock issued, net of issuance costs	8,947			8,947
Common stock issued	4				4
Dividends declared common stock ($.50 per share in 2012 and $.48 per share in 2011)	(418)					(418)
Ending Balance at Dec. 31, 2011	27,443			8,952	9,620	8,360	(7)	(199)	717
Net income	2,044					2,044
Other comprehensive income, net of tax effect	411								411
Preferred stock dividends	(134)					(134)
Preferred stock amortization (accretion)				12		(12)
Stock based compensation	82							82
Restricted stock awards					251			(251)
Tax benefit vested restricted stock awards	2				2
Common stock issued	28				28
Dividends declared common stock ($.50 per share in 2012 and $.48 per share in 2011)	(439)					(439)
Ending Balance at Dec. 31, 2012	$ 29,437			$ 8,964	$ 9,901	$ 9,819	$ (7)	$ (368)	$ 1,128